UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Al Frank Asset Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

85 Argonaut, Suite 220               Alisa Viejo,            CA           92656
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Buckingham            Chief Investment Officer               (949) 499-3215
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                  /s/ John Buckingham
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Laguna Beach CA May 13, 2011
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 175

Form 13F Information Table Value Total: $494,575 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                       6.
   ------------- ---------------------     ------------- ---------------------
2.                                       7.
   ------------- ---------------------     ------------- ---------------------
3.                                       8.
   ------------- ---------------------     ------------- ---------------------
4.                                       9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------


AL FRANK ASSET MANAGEMENT QUARTER END 6/30/11

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ITEM 1                       ITEM 2  ITEM 3       ITEM 4     ITEM 5               ITEM 6           ITEM 7          ITEM 8
                                                  FAIR                     INVESTMENT DISCRETION              VOTING AUTHORITY
                             TITLE                MARKET     SHARES OF                             SHARED
NAME OF ISSUER               OF      CUSIP        VALUE      PRINCIPAL     SOLE   SHARED   OTHER   MANA-     SOLE  SHARED  NONE
                             CLASS   NUMBER       (x$1000)   AMOUNT        (A)     (B)      (C)    GERS      (A)   B)      (C)
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer               COMMON  037833100       2,955       8,803       6,266                                       2,537
Arkansas Best                COMMON  040790107         913      38,464      28,303                                      10,161
Abbott Laboratories          COMMON  002824100       4,986      94,749      63,893                                      30,856
Aceto Corp                   COMMON  004446100       1,705     254,163     154,993                                      99,170
Archer-Daniels-Midland       COMMON  039483102       5,526     183,296     126,293                                      57,002
American Eagle Outfitters    COMMON  02553E106       1,925     150,994     107,143                                      43,851
Aetna                        COMMON  00817Y108       4,758     107,924      71,950                                      35,975
American Financial           COMMON  025932104       1,955      54,770      30,945                                      23,825
Ameriprise Financial         COMMON  03076C106       5,377      93,216      64,103                                      29,113
American Software            COMMON  029683109       4,426     532,620     361,550                                     171,070
America Movil SA             COMMON  02364W105       1,255      23,297      15,054                                       8,243
Alpha & Omega
   Semiconductor Inc.        COMMON  g6331p104         940      70,960      70,085                                         875
Apache                       COMMON  037411105       5,584      45,255      31,039                                      14,216
Anadarko Petroleum           COMMON  032511107       5,916      77,075      55,057                                      22,018
Activision Blizzard          COMMON  00507V109       3,843     329,024     221,974                                     107,050
Yamana Gold                  COMMON  98462Y100       5,191     446,366     296,917                                     149,449
Avnet                        COMMON  053807103       1,317      41,313      36,340                                       4,973
AVX Corp                     COMMON  002444107       1,282      84,112      62,077                                      22,035
Axis Capital                 COMMON  G0692U109       1,095      35,377      22,283                                      13,094
Baxter International         COMMON  071813109       5,000      83,766      56,983                                      26,783
Black Box Corp               COMMON  091826107         620      19,842      13,212                                       6,630
BB&T Corporation             COMMON  054937107       3,374     125,699      85,810                                      39,889
Best Buy                     COMMON  086516101         932      29,671      16,998                                      12,673
Briggs & Stratton            COMMON  109043109       5,874     295,755     198,335                                      97,420
Direxion Daily Large
Cap Bull 3X Shares           ETF     25459W862         394       4,773       4,773                                           -
Benchmark Electronics        COMMON  08160h101       4,134     250,534     175,200                                      75,334
BHP Billiton                 COMMON  088606108       2,431      25,689      20,739                                       4,950
Bank of NY Mellon Corp.      COMMON  064058100       3,435     134,082      91,157                                      42,925
BioMed Realty                COMMON  09063H107       3,490     181,401     127,406                                      53,995
Bristol Myers                COMMON  110122108       3,716     128,315      87,886                                      40,429
Vanguard Total Bond Market   ETF     921937835       5,239      64,549      58,622                                       5,927
Brocade Communications
   Systems                   COMMON  111621306       3,182     492,628     297,023                                     195,605
Bristow Group Inc            COMMON  110394103       5,637     110,484      78,976                                      31,508
Cal-Maine Foods              COMMON  128030202       1,873      58,609      39,428                                      19,181
Caterpillar                  COMMON  149123101       1,337      12,557       6,259                                       6,298
Chubb Corporation            COMMON  171232101       2,167      34,618      20,222                                      14,396
Carnival                     COMMON  143658300         540      14,347      13,893                                         454
Celanese Corp                COMMON  150870103       4,959      93,013      57,023                                      35,990
Chesapeake Energy            COMMON  165167107       5,673     191,066     129,158                                      61,908
iShares Barclays I
 ntermediate Credit Bond     ETF     464288638       2,276      21,349      19,094                                       2,255
Comcast Corp CL A            COMMON  20030N101       5,140     202,829     134,339                                      68,489
Covidien PLC                 COMMON  G2554F113       4,771      89,636      60,703                                      28,933
Compuware                    COMMON  205638109       1,192     122,082     101,032                                      21,050
Cisco Systems                COMMON  17275R102       5,450     349,144     230,675                                     118,469
iShares Barclays 1-3
  Year Credit Bond Fund      ETF     464288646       2,280      21,729      19,438                                       2,291
Cooper Tire                  COMMON  216831107       3,276     165,556     122,014                                      43,542
Chevron                      COMMON  166764100       2,375      23,097      16,431                                       6,666
Ducommun                     COMMON  264147109         957      46,523      45,148                                       1,375
DuPont                       COMMON  263534109       2,832      52,390      35,500                                      16,890
DDi Corp.                    COMMON  233162502         363      38,045      16,410                                      21,635
Digi International           COMMON  253798102       1,003      77,139      71,656                                       5,483
D R Horton                   COMMON  23331A109       1,803     156,506     110,660                                      45,846
Diodes                       COMMON  254543101       1,946      74,572      56,036                                      18,536
Disney, Walt                 COMMON  254687106       5,814     148,930     104,732                                      44,198
Delta Apparel                COMMON  247368103         680      40,000      40,000                                           -
Diamond Offshore             COMMON  25271c102       5,121      72,731      50,309                                      22,422
Darden Restaurants           COMMON  237194105         438       8,796       6,183                                       2,613
DTE Energy Co.               COMMON  233331107       6,124     122,425      81,205                                      41,220
Devon Energy                 COMMON  25179M103       1,708      21,674      15,988                                       5,686
Direxion Daily Devel
  Mkts Bull 3X Shares        ETF     25459W789         415       5,704       5,704                                           -
ENI SPA ADR                  COMMON  26874r108         829      17,441       8,931                                       8,510
E-Bay                        COMMON  278642103       1,172      36,324      23,845                                      12,479
Direxion Daily Emerg
  Mkts Bull 3X Shares        ETF     25459W300         352       9,281       9,281                                           -
Edison International         COMMON  281020107       2,180      56,258      42,452                                      13,806
Market Vectors Emerging
Markets Local Currency Bond  ETF     57060u522       1,517      55,251      50,827                                       4,424
Endurance Specialty          COMMON  g30397106       1,078      26,077      19,932                                       6,145
Ericsson                     COMMON  294821608       3,989     277,429     165,326                                     112,102
Eaton                        COMMON  278058102       6,659     129,431      88,979                                      40,452
Exelon                       COMMON  30161N101         363       8,468       3,188                                       5,280
Freeport McMoran Copper
  & Gold                     COMMON  35671D857       6,916     130,731      86,495                                      86,495
Foot Locker                  COMMON  344849104         246      10,363       7,328                                       3,035
General Dynamics             COMMON  369550108       1,062      14,248      11,813                                       2,435
Corning                      COMMON  219350105       1,795      98,925      76,959                                      21,966
Genuine Parts                COMMON  372460105         582      10,691       6,196                                       4,495
Goldman Sachs Group          COMMON  38141G104       3,715      27,912      19,185                                       8,727
Hasbro                       COMMON  418056107       3,036      69,112      50,583                                      18,529
HSBC Holdings ADR            COMMON  404280406         205       4,134       2,344                                       1,790
Hudson City Bancorp          COMMON  443683107       4,029     491,969     325,384                                     166,585
Home Depot                   COMMON  437076102       5,066     139,879      94,405                                      45,473
Helen of Troy Ltd.           COMMON  G4388N106         912      26,410      19,405                                       7,005
Hewlett-Packard              COMMON  428236103       1,593      43,755      30,064                                      13,691
Heartland Payment Systems    COMMON  42235N108       2,255     109,473      67,088                                      42,385
iShares IBOXX $ High
  Yield Corp Bond Fund       ETF     464288513       1,277      13,986      13,986                                           -
iShares Trust Comex
  Gold ETF                   ETF     464285105         667      45,564      45,564                                           -
Int'l Business Machines      COMMON  459200101       5,133      29,923      20,818                                       9,105
iShares Barclays 7-10
  Year Treasury Bond         ETF     464287440       4,029      42,031      38,803                                       3,228
Int'l Game Technology        COMMON  459902102       1,180      67,148      46,646                                      20,502
Ingram Micro                 COMMON  457153104       4,055     223,538     150,345                                      73,193
Intel                        COMMON  458140100       5,342     241,081     158,787                                      82,294
Jack in the Box              COMMON  466367109       1,310      57,510      34,955                                      22,555
Johnson & Johnson            COMMON  478160104       2,552      38,361      28,049                                      10,312
Barclays Capital High
  Yield Bond                 ETF     78464a417       7,243     180,083     164,657                                      15,426
JP Morgan Chase              COMMON  46625H100       5,151     125,827      85,784                                      40,043
Kraft Foods CL A             COMMON  50075N104       2,558      72,607      50,053                                      22,554
Lithia Motors                COMMON  536797103         741      37,764      30,000                                       7,764
L-3 Communications Holdings  COMMON  502424104       6,260      71,584      47,550                                      24,033
Lockheed Martin              COMMON  539830109       4,977      61,468      39,042                                      22,426
iShares iBoxx $ InvesTop
 Investment Grade Bond
  Fund                       ETF     464287242         499       4,534       4,534                                           -
Lam Research                 COMMON  512807108       1,322      29,846      24,949                                       4,897
LTC Properties               COMMON  502175102         871      31,311      13,591                                      17,720
Mattel                       COMMON  577081102       2,310      84,045      59,053                                      24,992
Microchip Tech               COMMON  595017104       1,007      26,556      12,957                                      13,599
McKesson                     COMMON  58155Q103       5,689      68,005      46,510                                      21,495
MDC Holdings                 COMMON  552676108       2,116      85,870      54,896                                     30,9746
Medtronic                    COMMON  585055106         537      13,929       7,095                                       6,834
Methanex                     COMMON  59151K108       4,546     144,877      88,187                                      56,690
Metlife                      COMMON  59156r108       1,071      24,407      19,863                                       4,544
3M Corp.                     COMMON  88579Y101       1,443      15,210       7,597                                       7,613
Marathon Oil                 COMMON  565849106       7,837     148,769     103,399                                      45,370
Microsoft                    COMMON  594918104       5,342     205,460     145,545                                      59,915
NASDAQ Stock Market          COMMON  631103108       1,301      51,435      39,450                                      11,985
Navios Maritime
  Holdings Inc.              COMMON  Y62196103       3,792     736,217     487,917                                     248,301
Norfolk Southern             COMMON  655844108       7,290      97,292      66,218                                      31,074
Nutrisystem                  COMMON  67069D108         253      17,995      13,825                                       4,170
Nippon Telegraph and
  Telephone                  COMMON  654624105       5,673     234,597     153,197                                      81,400
Nucor                        COMMON  670346105       1,296      31,433      18,822                                      12,611
Novartis                     COMMON  66987V109       4,524      74,030      50,855                                      23,175
Newell Rubbermaid            COMMON  651229106         260      16,498      13,666                                       2,832
New York Community           COMMON  649445103         546      36,421      15,626                                      20,795
OM Group                     COMMON  670872100       1,660      40,852      33,527                                       7,325
Oracle                       COMMON  68389X105         416      12,632       3,942                                       8,690
Petroleo Brasileiro SA       COMMON  71654V408       4,100     121,086      84,241                                      36,845
Pepsico                      COMMON  713448108       1,216      17,266      12,147                                       5,119
Parker-Hannifin              COMMON  701094104         337       3,756       2,541                                       1,215
Philip Morris Int'l          COMMON  718172109       5,799      86,846      58,435                                      28,411
Palomar Med Tech             COMMON  697529303       4,084     362,101     253,320                                     108,781
Progress Software            COMMON  743312100         241      10,005       2,925                                       7,080
Prudential                   COMMON  744320102       4,854      76,332      51,473                                      24,859
Pericom Semiconductor        COMMON  713831105       1,138     127,280     102,240                                      25,040
Phillips Van Heusen          COMMON  718592108       1,555      23,745      14,284                                       9,461
Raymond James                COMMON  754730109         439      13,648       7,960                                       5,688
Raytheon Co.                 COMMON  755111507         873      17,509      15,900                                       1,609
Ship Finance Int'l           COMMON  G81075106         339      18,836       9,018                                       9,818
iShares Barclays Lehman
  1-3 Year Treasury Bond     ETF     464287457       1,144      13,569      12,132                                       1,437
Smith Midland Corp.          COMMON  832156103         480     289,000     287,000                                       2,000
Staples                      COMMON  855030102       5,264     333,138     217,996                                     115,142
Standard & Poor's
  Depository Receipt         ETF     78462F103         357       2,708       2,708                                           -
Stage Stores                 COMMON  85254c305       6,271     373,286     246,815                                     126,472
STMicroelectronics N.V.      COMMON  861012102       4,673     469,184     316,420                                     152,764
Seagate Tech                 COMMON  g7945m107       3,972     245,786     155,780                                      90,006
Stanley Works                COMMON  854502101       1,078      14,968       9,423                                       5,545
Symantec                     COMMON  871503108       1,427      72,341      60,860                                      11,481
TCF Financial                COMMON  872275102       2,820     204,330     142,703                                      61,627
Tidewater                    COMMON  886423102       1,550      28,804      22,575                                       6,229
iShares Barclays Tip         ETF     464287176       1,339      12,105      12,105                                           -
ishares Barclays 20+ Year
  Treasury Bond              ETF     464287462       2,237      23,775      21,268                                       2,507
Thermo Fisher Scientific     COMMON  883556102       4,000      62,123      44,910                                      17,213
Tsakos Energy                COMMON  G9108L108       4,322     432,219     276,308                                     155,911
Toll Brothers                COMMON  889478103       1,361      65,635      49,040                                      16,595
Total SA ADR                 COMMON  89151e109         613      10,595       4,172                                       6,423
Tutor Perini Corp            COMMON  901109108       4,531     236,212     164,927                                      71,285
The Travelers Companies      COMMON  89417e109       3,196      54,751      37,616                                      17,135
Tyson Foods                  COMMON  902494103       4,479     230,632     157,991                                      72,640
TTM Technologies             COMMON  87305R109         503      31,415      24,295                                       7,120
UnitedHealth Group, Inc      COMMON  91324p102       4,384      84,987      58,713                                      26,274
United Online                COMMON  911268100       4,377     725,933     485,189                                     240,744
U R S                        COMMON  903236107       4,814     107,608      73,883                                      33,725
United Technologies          COMMON  913017109       4,036      45,604     29,395                                       16,209
Vanguard Eur Pac ETF         ETF     921943858         371       9,749       9,749                                           -
VF Corp                      COMMON  918204108       1,563      14,393       8,362                                       6,031
Vanguard SF REIT ETF         ETF     922908553       1,228      20,439      20,439                                           -
Vishay Intertechnology       COMMON  928298108       1,694     112,618      79,316                                      33,302
Vanguard Emerging
  Markets ETF                ETF     922042858         326       6,705       6,705                                           -
Verizon Communications       COMMON  92343V104       5,144     138,158      90,708                                      47,449
Walgreen                     COMMON  931422109       5,593     131,717      90,271                                      41,446
Wesco Intl                   COMMON  95082P105       1,799      33,267      19,865                                      13,402
Western Digital              COMMON  958102105       2,485      68,303      55,066                                      13,237
Wells Fargo & Co.            COMMON  949746101         993      35,398      34,238                                       1,160
Weatherford Intl             COMMON  H27013103       3,709     197,803     120,592                                      77,211
Whirpool                     COMMON  963320106       6,181      76,006      50,513                                      25,493
Waste Management             COMMON  94106L109       5,383     144,435      96,823                                      47,612
Wal-Mart Stores              COMMON  931142103       4,435      83,454      55,804                                      27,650
Wayside Technology Group     COMMON  946760105       1,965     144,899     105,532                                      39,367
World Wrestling Ent          COMMON  98156Q108         471      49,460      23,445                                      26,015
Exxon Mobil                  COMMON  30231G102       5,503      67,626      48,120                                      19,506
Xyratex                      COMMON  G98268108       2,979     290,330     194,545                                      95,785
